Pay vs Performance Disclosure - USD ($)	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for the CEO (1)	Compensation Actually Paid to the CEO (3)(4)	Average Summary Compensation Table Total for Non-CEO NEOs (2)	Average Compensation Actually Paid to the Non-CEO NEOs (3)(4)	Total Shareholder Return (5)	Peer Group Total Shareholder Return (5)	Net Income (loss) (in thousands) (6)	Revenue (in thousands) (7)
2024	$5,005,971	$971,112	$1,264,817	$656,573	$61.80	$52.56	$(184,350)	$303,914
2023	$3,983,690	$(2,114,483)	$914,244	$(45,199)	$92.65	$69.71	$(52,441)	$338,752
2022	$5,659,727	$4,953,581	$1,303,492	$1,233,726	$192.26	$73.12	$(26,547)	$316,219
2021	$4,045,913	$13,883,392	$1,029,527	$2,868,533	$226.44	$124.10	$(31,547)	$291,010

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	Mr. Clemmer was the CEO for each of the fiscal years presented.
PEO Total Compensation Amount	$ 5,005,971	$ 3,983,690	$ 5,659,727	$ 4,045,913
PEO Actually Paid Compensation Amount	$ 971,112	(2,114,483)	4,953,581	13,883,392
Adjustment To PEO Compensation, Footnote	Subtractions from, and additions to, total compensation in the Summary Compensation Table ("SCT") by fiscal year to calculate Compensation Actually Paid ("CAP") are as follows:

	2024		2023		2022		2021
	CEO	Average of Non-CEO NEOs	CEO	Average of Non-CEO NEOs	CEO	Average of Non-CEO NEOs	CEO	Average of Non-CEO NEOs
Total Compensation from SCT	$5,005,971	$1,264,817	$3,983,690	$914,244	$5,659,727	$1,303,492	$4,045,913	$1,029,527
Subtractions:
SCT Value of Stock and Option Awards	$(3,399,217)	$(592,487)	$(3,000,774)	$(454,289)	$(4,147,712)	$(687,958)	$(2,137,451)	$(357,244)
Adjustments:
Unvested value at year end of equity granted during the covered fiscal year	$817,462	$226,197	$658,535	$99,697	$3,289,559	$518,057	$9,414,998	$1,573,581
Change from prior year end in fair value of awards granted in any prior fiscal year that are outstanding and unvested at covered year end	$(313,264)	$(42,700)	$(3,867,465)	$(612,420)	$(1,051,502)	$(189,282)	$2,574,779	$561,569
Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal years for which vesting conditions were satisfied at the end of or during the covered fiscal year	$(1,139,840)	$(199,254)	$111,531	$7,569	$1,203,509	$289,417	$(14,847)	$61,100
Compensation Actually Paid	$971,112	$656,573	$(2,114,483)	$(45,199)	$4,953,581	$1,233,726	$13,883,392	$2,868,533

Non-PEO NEO Average Total Compensation Amount	$ 1,264,817	914,244	1,303,492	1,029,527
Non-PEO NEO Average Compensation Actually Paid Amount	$ 656,573	(45,199)	1,233,726	2,868,533
Adjustment to Non-PEO NEO Compensation Footnote	Subtractions from, and additions to, total compensation in the Summary Compensation Table ("SCT") by fiscal year to calculate Compensation Actually Paid ("CAP") are as follows:

	2024		2023		2022		2021
	CEO	Average of Non-CEO NEOs	CEO	Average of Non-CEO NEOs	CEO	Average of Non-CEO NEOs	CEO	Average of Non-CEO NEOs
Total Compensation from SCT	$5,005,971	$1,264,817	$3,983,690	$914,244	$5,659,727	$1,303,492	$4,045,913	$1,029,527
Subtractions:
SCT Value of Stock and Option Awards	$(3,399,217)	$(592,487)	$(3,000,774)	$(454,289)	$(4,147,712)	$(687,958)	$(2,137,451)	$(357,244)
Adjustments:
Unvested value at year end of equity granted during the covered fiscal year	$817,462	$226,197	$658,535	$99,697	$3,289,559	$518,057	$9,414,998	$1,573,581
Change from prior year end in fair value of awards granted in any prior fiscal year that are outstanding and unvested at covered year end	$(313,264)	$(42,700)	$(3,867,465)	$(612,420)	$(1,051,502)	$(189,282)	$2,574,779	$561,569
Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal years for which vesting conditions were satisfied at the end of or during the covered fiscal year	$(1,139,840)	$(199,254)	$111,531	$7,569	$1,203,509	$289,417	$(14,847)	$61,100
Compensation Actually Paid	$971,112	$656,573	$(2,114,483)	$(45,199)	$4,953,581	$1,233,726	$13,883,392	$2,868,533

Compensation Actually Paid vs. Total Shareholder Return

(1)	TSR represents the value of a $100 investment in common stock, assuming reinvestment of dividends, as measured at each fiscal year end.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group

(1)	TSR represents the value of a $100 investment in common stock, assuming reinvestment of dividends, as measured at each fiscal year end.

Tabular List, Table	Relative TSR values versus the RDG SmallCap Medical Devices Index; •EBITDA and EPS; and •The Company Selected Measure is Revenue.
Total Shareholder Return Amount	$ 61.80	92.65	192.26	226.44
Peer Group Total Shareholder Return Amount	52.56	69.71	73.12	124.10
Net Income (Loss)	$ (184,350,000)	$ (52,441,000)	$ (26,547,000)	$ (31,547,000)
Company Selected Measure Amount	303,914,000	338,752,000	316,219,000	291,010,000
PEO Name	Mr. Clemmer
Additional 402(v) Disclosure	Non-CEO NEOs for fiscal years 2023 and 2022 were Messrs. Trowbridge, Helsel, and Campbell and Mrs. Piccinini. Non-CEO NEOs for fiscal year 2021 were Messrs. Trowbridge, Helsel, Campbell and Nighan.The fair value of each equity award was re-measured on each vesting date and/or year end, as applicable, in accordance with Accounting Standards Codification (ASC) Topic 718. The assumptions used in the valuation of each type of award are summarized below:
•Restricted stock units: The fair value of restricted stock units was based on the Company's closing stock price on each measurement date.
•Non-qualified stock options: The fair value of non-qualified stock options was determined using a Black-Scholes option pricing model.
•Performance unit awards: Performance unit awards are subject to vesting based on the Company's level of attainment of performance targets, as well as a TSR modifier at the end of each performance period that can adjust the aggregate number of shares eligible to vest at the end of the three-year performance period. The fair value for performance unit awards was determined using a Monte Carlo simulation.
	Total shareholder return (TSR) is determined based on the value of an initial fixed investment of $100 in common stock on May 31, 2020, assuming the reinvestment of the dividends. The TSR peer group comprises the RDG SmallCap Medical Devices Index.Reflects the dollar amount of net income reported in our audited financial statements for the applicable fiscal year. GAAP Revenue equals Net Revenue, so no reconciliations are required for fiscal years 2024, 2023, 2022, or 2021. See our 2024 Annual Report on Form 10-K for the year ended May 31, 2024.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR values versus the RDG SmallCap Medical Devices Index
Measure:: 3
Pay vs Performance Disclosure
Name	EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	EPS
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,399,217)	$ (3,000,774)	$ (4,147,712)	$ (2,137,451)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	817,462	658,535	3,289,559	9,414,998
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(313,264)	(3,867,465)	(1,051,502)	2,574,779
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,139,840)	111,531	1,203,509	(14,847)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(592,487)	(454,289)	(687,958)	(357,244)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	226,197	99,697	518,057	1,573,581
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(42,700)	(612,420)	(189,282)	561,569
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (199,254)	$ 7,569	$ 289,417	$ 61,100